SCHEDULE OF COMPONENTS OF NET PERIODIC BENEFIT COST (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Retirement Benefits [Abstract]
Service cost	$ 855	$ 815	$ 2,755	$ 2,255
Interest cost	214	375	689	551
Other		22		77
Net cost	$ 1,069	$ 1,212	$ 3,444	$ 2,883